Stock-based compensation	6 Months Ended
Jun. 30, 2017
Stock-based compensation
Stock based compensation

10. Stock‑based compensation

Our board of directors has adopted, the 2017 Inducement Plan (the “Inducement Plan”). The Inducement Plan provides for the grant of equity-based awards to new employees. The purpose of the Inducement Plan is to attract valued employees by offering them a greater stake in our success and a closer identity with us, and to encourage ownership of our ordinary shares by such employees. The Inducement Plan is effective as of February 23, 2017. As of June 30, 2017, 89,850 shares are available for issuance pursuant to the Inducement Plan.

Our board of directors has adopted, and our shareholders have approved, the 2015 Equity Compensation Plan (the “2015 Plan”). The 2015 Plan provides for the grant of incentive stock options to our employees and any parent or subsidiary corporations’ employees, and for the grant of nonstatutory stock options, stock awards, and restricted stock units to our employees, directors and consultants and our parent or subsidiary corporations’ employees and consultants. The 2015 Plan is effective as of September 3, 2015.  As of June 30, 2017, 428,814 shares are available for issuance pursuant to the 2015 Plan.

Our board of directors has adopted, and our shareholders have approved, the Non‑Employee Director Equity Compensation Plan (the “Non‑Employee Director Plan”). The Non‑Employee Director Plan provides for the grant of nonstatutory stock options, stock awards, and restricted stock units to our non‑employee directors. The Non‑Employee Director Plan is effective as of September 3, 2015.  As of June 30, 2017, 792 shares are available for issuance pursuant to the Non‑Employee Director Plan.

A summary of our outstanding stock options as of June 30, 2017 is as follows:

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2017	3,249,784	$11.00	6.89	$—
Granted	2,943,200	$3.44
Forfeited and cancelled	(53,337)	$8.28
Exercised	—	—
Outstanding—June 30, 2017	6,139,647	$7.40	8.02	$14,417
Vested and exercisable—June 30, 2017	1,758,858	$10.63	5.68	$1,924

Included in the stock options outstanding at June 30, 2017 are unvested stock options to purchase 88,908 shares at a weighted average exercise price of $18.80 per share for which the vesting of certain tranches will accelerate if the fair value per share of our stock reaches $31.46. In addition, the options outstanding include 97,652 shares that vest upon a market appreciation event, so long as it occurs prior to May 26, 2019 and 97,652 shares that will vest upon the one year anniversary of the market appreciation event. The market appreciation event, which had not yet occurred as of June 30, 2017, is defined as the last trading day in the period in which our closing stock price on each of 20 consecutive trading days reported on NASDAQ has been at least $30.14 or $33.66 for the respective grantee.

Stock‑based compensation expense

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
Research and development	$281	$(87)	$498	$196
General and administrative	1,082	1,177	2,035	2,222
Total stock-based compensation	$1,363	$1,090	$2,533	$2,418

As of June 30, 2017, the total unrecognized compensation expense related to unvested stock options, net of estimated forfeitures, is $11.3 million, which we expect to recognize over an estimated weighted‑average period of 2.92 years.

In determining the estimated fair value of our service-based awards, we use the Black‑Scholes option‑pricing model and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment.

The fair value of our service-based awards that were granted during the years was estimated with the following assumptions:

	Six Months Ended
	June 30,
	2017	2016
Expected term (in years)	5.95	5.87
Risk-free interest rate	1.78% - 2.26%	1.3% - 1.6%
Expected volatility	78.2% - 81.8%	78.1% - 83.6%
Dividend rate	—%	—%

Restricted Stock Units

On February 26, 2016, our board of directors approved grants of restricted stock units (“RSUs”) to employees.  These RSUs vest two years from the date of issuance, provided that the employee is employed by us on such vesting date. All RSUs will fully vest upon a change of control of our company.  If and when the RSUs vest, we will issue one ordinary share for each whole RSU that has vested, subject to satisfaction of the executive’s tax withholding obligations. The RSUs will cease to be outstanding upon such issuance of ordinary shares.  We recorded expense, which is included in the stock-based compensation table above, of $98,000 and $78,000 for the three months ended June 30, 2017 and 2016, respectively, and $185,000 and $112,000 for the six months ended June 30, 2017 and 2016, respectively. As of June 30, 2017, the total unrecognized compensation expense related to unvested RSUs is $0.4 million, which we expect to recognize over an estimated weighted‑average period of 1.2 years.

A summary of our unvested RSUs as of June 30, 2017 is as follows:

Number of
Shares
Unvested—January 1, 2017	184,000
Granted	40,000
Forfeited	(2,000)
Vested	—
Unvested—June 30, 2017	222,000